UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      One East Capital Advisors, LP
           -----------------------------------------------------
Address:   1 East 57th St., 10th Floor
           New York, NY 10022
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jenna Hwang Ceterko
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  212-230-4508
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jenna Hwang Ceterko                 New York, NY                  8/13/2007
-----------------------                 ------------                  ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           25
                                         -----------
Form 13F Information Table Value Total:     $702,514
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AK STEEL HOLDING CORP          COM              001547108    37897 1014100 SH       SOLE    0        SOLE      0    0
ALCOA INC CMN                  COM              013817101    38503  950000 SH       SOLE    0        SOLE      0    0
ALLIANCE DATA SYSTEMS          COM              018581108    80757 1045000 SH       SOLE    0        SOLE      0    0
CORPORATION CMN
AMGEN INC CMN                  COM              031162100    28474  515000 SH       SOLE    0        SOLE      0    0
ARCHSTONE-SMITH TRUST CMN      COM              039583109    24057  407000 SH       SOLE    0        SOLE      0    0
BIOMET INC CMN                 COM              090613100    31180  682000 SH       SOLE    0        SOLE      0    0
CBOT HOLDINGS INC CMN          COM              14984K106    31672  153304 SH       SOLE    0        SOLE      0    0
CEMEX S.A.B DE C.V. SPONSORED  COM              151290889    11715  317500 SH       SOLE    0        SOLE      0    0
ADR CMN
CERIDIAN CORP NEW CMN          COM              156779100    37100 1060000 SH       SOLE    0        SOLE      0    0
DOLLAR GENERAL                 COM              256669102    22248 1015000 SH       SOLE    0        SOLE      0    0
EMC CORPORATION MASS CMN       COM              268648102    42625 2355000 SH       SOLE    0        SOLE      0    0
FRIEDMAN, BILLINGS, RAMSEY GRP COM              358434108      995  182525 SH       SOLE    0        SOLE      0    0
CMN CLASS A
ICIC BANK LIMITED SPONS ADR    COM              45104G104     2241   45600 SH       SOLE    0        SOLE      0    0
LIBERTY MEDIA HOLDING CORP     COM              53071M302    15371  130625 SH       SOLE    0        SOLE      0    0
CAPITAL CMN SERIES A
MEADWESTVACO CORP CMN          COM              583334107    24723  700000 SH       SOLE    0        SOLE      0    0
MEDCOHEALTH SOLUTIIONS INC CMN COM              58405U102    28855  370000 SH       SOLE    0        SOLE      0    0
MIRANT CORPORATION CMN         COM              60467R100    45770 1073175 SH       SOLE    0        SOLE      0    0
NRG ENERGY INC CMN             COM              629377508    23361  562000 SH       SOLE    0        SOLE      0    0
PRIDE INTERNATIONAL INC CMN    COM              74153Q102    40268 1075000 SH       SOLE    0        SOLE      0    0
QUALCOMM INC CMN               COM              747525103    27552  635000 SH       SOLE    0        SOLE      0    0
SLM CORPORATION                COM              78442P106    39924  676000 SH       SOLE    0        SOLE      0    0
SERVICEMASTER COMPANY CMN      COM              81760N109    13543  876100 SH       SOLE    0        SOLE      0    0
TELUS CORPORATION CLASS A      COM              87971M202    12074  205000 SH       SOLE    0        SOLE      0    0
NON-VOTING
TRIAD HOSPITALS INC CMN        COM              89579K109    17063  317400 SH       SOLE    0        SOLE      0    0
WASHINGTON GROUP INTERNATIONAL COM              938862208    24546  306800 SH       SOLE    0        SOLE      0    0
INC CMN